March 22, 2000

                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED FEBRUARY 1, 2000

      Effective March 22, 2000, Dreyfus Service Corporation became the fund's distributor and entitled to receive all fees payable by the fund under its Rule 12b-1 Plan.

                                                                       721s0300